PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 85.7% of Net Assets
Non-Convertible Bonds – 84.1%
	ABS Car Loan – 7.3%
$100,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A	$97,608
100,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	93,017
60,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	62,100
230,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	229,185
235,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.210%, 12/18/2026	213,114
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	97,273
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	551,211
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 6.950%, 6/20/2029, 144A(a)	189,975
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	88,994
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	86,507
31,987	CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/17/2026, 144A	31,928
370,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	357,890
250,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	236,405
260,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	241,939
250,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	230,098
340,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.450%, 1/16/2029	319,766
690,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029	642,388
115,000	DT Auto Owner Trust, Series 2021-2A, Class D, 1.500%, 2/16/2027, 144A	106,920
690,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027, 144A	624,250
204,648	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025, 144A	200,794
150,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	141,332
495,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	455,974
105,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	100,317
75,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	76,312
132,616	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	132,438

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027, 144A	$259,424
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027, 144A	150,976
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	155,509
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	186,347
701,282	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	682,108
270,000	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027, 144A	251,936
170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	155,734
87,122	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	86,688
81,672	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	81,344
238,497	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	232,090
682,049	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	656,670
548,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	496,958
305,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	300,135
250,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	238,124
1,300,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A4, 1.630%, 10/21/2026	1,288,996
368,027	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	357,984
259,499	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025	251,354
73,574	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	71,182
151,192	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	150,386
93,836	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	93,366
225,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	219,779
315,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	299,598
485,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	456,270
56,122	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024	55,978
125,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A	118,939
275,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026, 144A	255,794

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 952,643	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	$908,321

		14,069,725

	ABS Home Equity – 4.9%
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061, 144A(b)	220,870
314,364	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(b)	299,458
561,900	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066, 144A(b)	480,441
100,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	83,210
160,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	128,064
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	81,265
203,085	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	193,639
100,000	Credit Suisse Mortgage Trust, Series 2021-RPL3, Class M2, 3.750%, 1/25/2060, 144A	74,488
521,473	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(b)	481,255
235,140	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000%, 6.560%, 4/25/2042, 144A(c)	235,140
260,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	221,162
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	175,252
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	89,362
360,000	FirstKey Homes Trust, Series 2022- SFR2, Class D, 4.500%, 7/17/2039, 144A	331,375
100,000	FRTKL Group, Inc., Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	84,471
100,000	FRTKL Group, Inc., Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	83,944
147,802	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(b)	138,984
86,806	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	68,891
401,823	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	350,897
208,173	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	181,842
85,376	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.250%, 11/25/2059, 144A(b)	85,250
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(b)	421,171
228,185	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(b)	212,960

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 4,490	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.287%, 7/25/2035(a)(b)	$3,814
144,029	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061, 144A(b)	109,514
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	204,386
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	87,033
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	87,193
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	87,101
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	86,839
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	102,315
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	128,826
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	87,098
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	137,610
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	82,817
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	82,357
329,387	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(b)	309,712
123,589	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(b)	116,606
97,530	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(b)	92,830
349,475	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(b)	324,636
514,825	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(b)	512,495
390,000	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(b)	367,374
120,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(b)	115,550
249,909	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(b)	232,928
90,282	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	86,143
296,199	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	273,355
107,874	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(b)	98,634
270,599	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(b)	248,680
243,545	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	227,908

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 166,724	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(b)	$156,586
335,599	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(b)	308,348

		9,482,079

	ABS Other – 2.6%
100,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	92,140
221,853	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	199,894
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	83,030
430,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	384,050
120,593	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	112,755
350,563	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	297,594
155,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	154,170
87,809	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	85,986
215,000	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	197,753
148,025	Hardee’s Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/2048, 144A	140,519
115,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	110,004
313,315	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	273,644
100,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	93,424
105,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031, 144A	95,538
79,411	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	68,035
50,612	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041, 144A	45,578
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033, 144A	139,831
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	189,002
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035, 144A	287,161
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031, 144A	89,745
115,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032, 144A	114,859
57,226	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	46,927

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$ 48,250	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	$45,559
32,109	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	30,381
33,615	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	30,985
485,377	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	419,998
351,078	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049, 144A	342,284
220,833	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	188,926
355,600	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	307,946
241,063	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	203,202
155,311	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	123,296

		4,994,216

	ABS Student Loan – 0.8%
92,393	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	82,280
88,092	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	74,528
34,968	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	32,082
182,209	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	159,315
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	97,857
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	65,404
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	128,009
121,796	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A	116,581
430,729	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	397,759
155,290	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD LIBOR + 0.730%, 5.414%, 1/15/2053, 144A(c)	149,526
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	170,669
100,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(b)	93,024

		1,567,034

	ABS Whole Business – 1.2%
355,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053, 144A(a)	359,146
237,500	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047, 144A	221,159

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Whole Business – continued
$ 57,900	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	$54,613
161,818	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	153,416
97,000	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	86,293
599,325	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	512,631
98,250	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	79,314
191,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	185,027
454,250	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.294%, 8/25/2051, 144A	379,313
260,363	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	218,397

		2,249,309

	Aerospace & Defense – 1.2%
600,000	Boeing Co., 2.196%, 2/04/2026	556,703
85,000	Boeing Co., 3.100%, 5/01/2026	80,508
560,000	Boeing Co., 3.625%, 2/01/2031	513,134
115,000	Boeing Co., 5.150%, 5/01/2030	115,719
43,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	41,796
50,000	Textron, Inc., 2.450%, 3/15/2031	42,166
1,125,000	Textron, Inc., 3.000%, 6/01/2030	1,005,031

		2,355,057

	Airlines – 1.3%
1,115,404	Air Canada Pass-Through Trust, Series 2020-2A, Class A, 5.250%, 10/01/2030, 144A	1,088,746
39,066	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	36,096
386,750	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	385,505
164,465	U.S. Airways Pass-Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	166,327
380,845	U.S. Airways Pass-Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	359,791
200,116	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	186,684
384,812	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	382,288

		2,605,437

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Apartment REITs – 0.0%
$ 85,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	$67,738

	Automotive – 0.8%
50,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	43,546
14,000	General Motors Co., 5.200%, 4/01/2045	11,793
45,000	General Motors Co., 5.600%, 10/15/2032	44,059
250,000	General Motors Co., 6.250%, 10/02/2043	240,297
315,000	General Motors Financial Co., Inc., 1.050%, 3/08/2024	301,266
825,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	844,400

		1,485,361

	Banking – 11.3%
200,000	Ally Financial, Inc., 2.200%, 11/02/2028	159,258
245,000	Ally Financial, Inc., 5.750%, 11/20/2025	230,370
385,000	American Express Co., 5.850%, 11/05/2027	403,930
45,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	43,022
420,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025, 144A	417,690
370,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031	295,106
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,155,816
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	283,699
45,000	Bank of America Corp., (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	44,502
235,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031	188,458
391,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	296,936
536,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	517,966
950,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	834,335
555,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	379,405
1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	976,524
1,145,000	BNP Paribas SA, 2.824%, 1/26/2041, 144A	761,058

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 415,000	BNP Paribas SA, (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	$372,605
1,040,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	947,343
1,060,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	1,006,651
80,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	67,497
640,000	Credit Agricole SA, 2.811%, 1/11/2041, 144A	427,165
250,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033	226,205
250,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	296,225
250,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	222,551
405,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	391,390
395,000	Credit Suisse Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	392,468
500,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	514,940
265,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	191,730
400,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	298,316
50,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	42,938
2,125,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	2,078,360
470,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	483,207
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	192,053
740,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031	587,309
45,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	44,727
177,000	Morgan Stanley, 3.950%, 4/23/2027	171,118
45,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	44,749
40,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	43,688
1,205,000	Morgan Stanley, (fixed rate to 2/13/2031, variable rate thereafter), MTN, 1.794%, 2/13/2032	945,997
533,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	519,172
867,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	897,943
655,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	577,504

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 200,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	$198,168
1,685,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	1,319,526
470,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	474,519
255,000	Synchrony Bank, 5.400%, 8/22/2025	239,106
330,000	Synchrony Bank, 5.625%, 8/23/2027	303,263
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	444,833

		21,951,341

	Brokerage – 0.4%
733,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	754,142

	Building Materials – 1.2%
1,045,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	870,604
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	277,589
211,000	Masco Corp., 6.500%, 8/15/2032	224,089
104,000	Masco Corp., 7.750%, 8/01/2029	116,400
778,000	Owens Corning, 7.000%, 12/01/2036	866,009

		2,354,691

	Cable Satellite – 2.1%
325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	247,630
1,285,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,034,378
890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	569,580
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	18,705
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	1,001,139
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	195,231
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	130,608

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 200,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	$143,638
800,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	394,480
125,000	DISH DBS Corp., 5.125%, 6/01/2029	66,563
170,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	135,642
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	125,286

		4,062,880

	Chemicals – 0.5%
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	169,858
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	300,394
80,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	80,881
60,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	60,821
525,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	412,986

		1,024,940

	Collateralized Mortgage Obligations – 0.1%
131,185	Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035	135,445

	Construction Machinery – 0.6%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	196,472
970,000	Caterpillar Financial Services Corp., MTN, 0.450%, 5/17/2024	925,849

		1,122,321

	Consumer Cyclical Services – 1.0%
330,000	Expedia Group, Inc., 2.950%, 3/15/2031	275,366
1,230,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,065,916
210,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	191,363
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	386,666

		1,919,311

	Consumer Products – 0.1%
300,000	Natura Cosmeticos SA, 4.125%, 5/03/2028, 144A	244,268

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – 0.4%
$ 95,000	Edison International, 4.950%, 4/15/2025	$94,272
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	118,610
200,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	150,461
45,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	42,169
100,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	98,948
195,000	Southern California Edison Co., 5.300%, 3/01/2028	199,892

		704,352

	Finance Companies – 3.7%
465,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	405,955
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	331,371
225,000	Air Lease Corp., 3.125%, 12/01/2030	190,887
191,000	Air Lease Corp., 4.625%, 10/01/2028	181,232
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	106,927
395,000	Ares Capital Corp., 2.875%, 6/15/2028	324,813
565,000	Ares Capital Corp., 3.200%, 11/15/2031	430,803
350,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	311,242
170,000	Aviation Capital Group LLC, 6.250%, 4/15/2028, 144A	170,153
310,000	Barings BDC, Inc., 3.300%, 11/23/2026	274,362
1,110,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	925,928
390,000	FS KKR Capital Corp., 3.125%, 10/12/2028	319,137
155,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	132,441
440,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	356,769
490,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	450,083
110,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	91,188
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	335,625
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	283,321

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	$824,994
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	686,680

		7,133,911

	Financial Other – 0.2%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	41,972
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	92,202
200,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(f)	46,032
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(f)	30,062
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(f)	28,409
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(f)	29,210
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	29,404
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(f)	30,102
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	30,044

		357,437

	Food & Beverage – 0.3%
185,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	157,592
225,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	185,808
300,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	244,140
5,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031	4,410

		591,950

	Gaming – 0.8%
425,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	330,213
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	154,158
45,000	VICI Properties LP, 5.125%, 5/15/2032	42,396
365,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	340,551
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	277,494
265,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	256,206

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – continued
$ 215,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	$213,120

		1,614,138

	Government Owned—No Guarantee – 0.9%
955,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	807,443
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	797,473
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	75,452

		1,680,368

	Health Insurance – 0.5%
20,000	Centene Corp., 2.450%, 7/15/2028	17,400
865,000	Centene Corp., 2.500%, 3/01/2031	700,477
155,000	Centene Corp., 2.625%, 8/01/2031	125,598
110,000	Centene Corp., 3.000%, 10/15/2030	92,629
45,000	Elevance Health, Inc., 4.100%, 5/15/2032	43,011

		979,115

	Healthcare – 0.9%
200,000	Alcon Finance Corp., 5.375%, 12/06/2032, 144A	205,908
10,000	Cigna Group, 7.875%, 5/15/2027	11,198
55,000	CVS Health Corp., 1.750%, 8/21/2030	44,712
55,000	HCA, Inc., 2.375%, 7/15/2031	44,384
195,000	HCA, Inc., 3.500%, 9/01/2030	173,684
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,163,921

		1,643,807

	Home Construction – 0.9%
195,000	MDC Holdings, Inc., 3.966%, 8/06/2061	117,057
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	442,855
260,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	230,872
981,000	PulteGroup, Inc., 6.000%, 2/15/2035	992,577

		1,783,361

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Hybrid ARMs – 0.0%
$ 6,838	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.810%, 4.041%, 9/01/2036(c)	$6,967
1,651	Federal National Mortgage Association, 6 mo. USD LIBOR + 1.460%, 5.737%, 2/01/2037(c)	1,670

		8,637

	Independent Energy – 3.2%
1,160,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,046,543
850,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	660,021
13,000	Continental Resources, Inc., 4.500%, 4/15/2023	12,984
1,015,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	975,398
190,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	164,757
40,000	Diamondback Energy, Inc., 6.250%, 3/15/2033	42,271
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	249,900
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	323,287
100,000	EQT Corp., 3.125%, 5/15/2026, 144A	92,495
385,000	EQT Corp., 3.625%, 5/15/2031, 144A	333,723
430,000	EQT Corp., 3.900%, 10/01/2027	404,166
165,000	EQT Corp., 5.000%, 1/15/2029	156,449
125,000	EQT Corp., 5.678%, 10/01/2025	124,625
85,000	EQT Corp., 5.700%, 4/01/2028	84,908
95,000	EQT Corp., 6.125%, 2/01/2025	95,565
100,000	EQT Corp., 7.000%, 2/01/2030	104,668
45,000	Hess Corp., 4.300%, 4/01/2027	43,926
40,000	Marathon Oil Corp., 6.800%, 3/15/2032	42,153
440,000	Ovintiv, Inc., 6.500%, 8/15/2034	444,820
40,000	Ovintiv, Inc., 7.375%, 11/01/2031	43,092
65,000	Southwestern Energy Co., 4.750%, 2/01/2032	57,394
220,000	Var Energi ASA, 7.500%, 1/15/2028, 144A	227,764

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 385,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	$409,752

		6,140,661

	Leisure – 0.2%
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	68,086
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	233,108
110,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	97,117

		398,311

	Life Insurance – 2.7%
490,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	423,189
975,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	906,099
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	116,153
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	1,988,385
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	1,737,107

		5,170,933

	Lodging – 0.2%
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	140,548
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	34,050
190,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	164,767
65,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	55,627
10,000	Travel & Leisure Co., 6.000%, 4/01/2027	9,920
10,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	10,039

		414,951

	Media Entertainment – 1.8%
55,000	Electronic Arts, Inc., 1.850%, 2/15/2031	45,367
55,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	43,450
25,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	20,438
110,000	Netflix, Inc., 4.875%, 4/15/2028	109,450
935,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	930,835

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$ 60,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	$60,956
425,000	Netflix, Inc., 5.875%, 11/15/2028	446,611
645,000	Netflix, Inc., 6.375%, 5/15/2029	690,602
415,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027, 144A	390,963
155,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029, 144A	144,139
480,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	428,294
255,000	Warnermedia Holdings, Inc., 6.412%, 3/15/2026	256,287

		3,567,392

	Metals & Mining – 1.3%
735,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	615,178
40,000	ArcelorMittal SA, 6.800%, 11/29/2032	41,959
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	192,806
1,300,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	1,088,815
645,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	542,257
50,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	44,508
85,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	70,346

		2,595,869

	Midstream – 1.6%
75,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	69,676
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	202,375
50,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	49,219
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	129,643
625,000	Enbridge, Inc., 5.700%, 3/08/2033	650,090
588,000	Energy Transfer LP, 5.000%, 5/15/2044	505,163
370,000	Energy Transfer LP, 5.750%, 2/15/2033	378,947
40,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	40,448
40,000	Enterprise Products Operating LLC, 5.350%, 1/31/2033	41,443

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 45,000	MPLX LP, 5.000%, 3/01/2033	$44,036
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	41,994
55,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	49,012
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	3,729
25,000	Targa Resources Corp., 5.200%, 7/01/2027	24,791
250,000	Targa Resources Corp., 6.125%, 3/15/2033	258,879
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	43,725
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	65,498
80,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	78,178
85,000	Western Midstream Operating LP, 4.300%, 2/01/2030	77,375
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	165,225
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	30,521
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	21,529
120,000	Western Midstream Operating LP, 5.500%, 2/01/2050	101,820
40,000	Western Midstream Operating LP, 6.150%, 4/01/2033	40,542
45,000	Williams Cos., Inc., 4.650%, 8/15/2032	43,374

		3,157,232

	Non-Agency Commercial Mortgage-Backed Securities – 2.1%
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 6.784%, 12/15/2038, 144A(c)	87,654
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 7.084%, 12/15/2038, 144A(c)	96,452
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 8.383%, 12/15/2038, 144A(c)	59,355
290,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.059%, 8/15/2024, 144A(c)	289,239
111,373	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	99,957
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	86,261
136,667	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700%, 6.385%, 7/15/2038, 144A(c)	132,354
97,619	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%, 6.935%, 7/15/2038, 144A(c)	92,967

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	$96,048
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033, 144A(b)	108,128
125,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	120,699
185,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	153,130
105,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	99,217
420,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.784%, 12/15/2047, 144A(b)	396,799
99,704	MedTrust, Series 2021-MDLN, Class B, 1 mo. USD LIBOR + 1.450%, 6.135%, 11/15/2038, 144A(c)	95,315
199,408	MedTrust, Series 2021-MDLN, Class C, 1 mo. USD LIBOR + 1.800%, 6.485%, 11/15/2038, 144A(c)	190,136
99,704	MedTrust, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%, 6.685%, 11/15/2038, 144A(c)	94,882
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.938%, 10/15/2046(b)	52,104
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.093%, 9/15/2049(b)	418,981
96,982	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	77,203
38,238	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	34,992
110,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.364%, 7/15/2046(b)	82,083
155,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	148,964
72,926	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.379%, 3/15/2044, 144A(b)	23,519
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.511%, 8/15/2046(b)	128,355
175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	139,139
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	602,817

		4,006,750

	Office REITs – 0.0%
85,000	Corporate Office Properties LP, 2.750%, 4/15/2031	62,975

	Paper – 0.5%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	617,572
137,000	WestRock MWV LLC, 7.550%, 3/01/2047	161,639
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	121,335

		900,546

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – 1.4%
$ 40,000	Amgen, Inc., 5.250%, 3/02/2033	$41,096
1,420,000	Astrazeneca Finance LLC, 4.875%, 3/03/2028	1,460,894
100,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	59,000
150,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	136,205
425,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	283,175
240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	224,023
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	181,142
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	209,250
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	209,940

		2,804,725

	Property & Casualty Insurance – 0.2%
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	436,371

	Restaurants – 0.0%
50,000	Starbucks Corp., 3.000%, 2/14/2032	44,332

	Retail REITs – 0.0%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	60,022

	Retailers – 1.7%
2,680,000	Amazon.com, Inc., 0.450%, 5/12/2024	2,568,559
50,000	AutoNation, Inc., 3.850%, 3/01/2032	42,581
650,000	AutoZone, Inc., 4.000%, 4/15/2030	617,440
50,000	Dollar Tree, Inc., 2.650%, 12/01/2031	41,889
125,000	Tapestry, Inc., 3.050%, 3/15/2032	101,547

		3,372,016

	Technology – 6.6%
50,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	41,680
380,000	Arrow Electronics, Inc., 6.125%, 3/01/2026	380,874
950,000	Avnet, Inc., 6.250%, 3/15/2028	966,985

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 280,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	$215,337
240,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	181,876
380,000	Broadcom, Inc., 4.150%, 11/15/2030	352,416
85,000	Broadcom, Inc., 4.300%, 11/15/2032	78,314
105,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	94,449
125,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	109,936
940,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	808,522
60,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	55,914
155,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	113,331
250,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	208,380
45,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	45,277
715,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	675,963
430,000	Equinix, Inc., 2.000%, 5/15/2028	367,746
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	960,744
170,000	Flex Ltd., 6.000%, 1/15/2028	174,184
185,000	Global Payments, Inc., 2.900%, 5/15/2030	156,654
205,000	Global Payments, Inc., 2.900%, 11/15/2031	167,882
130,000	Global Payments, Inc., 5.300%, 8/15/2029	128,376
280,000	Global Payments, Inc., 5.400%, 8/15/2032	274,533
130,000	Jabil, Inc., 1.700%, 4/15/2026	116,719
375,000	Jabil, Inc., 3.600%, 1/15/2030	338,597
330,000	Jabil, Inc., 3.950%, 1/12/2028	310,582
375,000	Leidos, Inc., 5.750%, 3/15/2033	383,265
295,000	Marvell Technology, Inc., 2.450%, 4/15/2028	258,359
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	208,763
295,000	Microchip Technology, Inc., 0.983%, 9/01/2024	278,466

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 55,000	Micron Technology, Inc., 2.703%, 4/15/2032	$44,034
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	115,212
155,000	Micron Technology, Inc., 5.327%, 2/06/2029	155,929
425,000	Micron Technology, Inc., 5.875%, 2/09/2033	429,697
580,000	Micron Technology, Inc., 6.750%, 11/01/2029	616,146
40,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	40,233
55,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.650%, 2/15/2032	45,097
75,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	74,094
165,000	Open Text Corp., 6.900%, 12/01/2027, 144A	170,214
50,000	Oracle Corp., 2.950%, 4/01/2030	44,148
600,000	Oracle Corp., 3.950%, 3/25/2051	451,487
275,000	Oracle Corp., 6.150%, 11/09/2029	292,910
200,000	SK Hynix, Inc., 6.375%, 1/17/2028, 144A	201,147
545,000	TD SYNNEX Corp., 1.750%, 8/09/2026	477,455
450,000	Trimble, Inc., 6.100%, 3/15/2033	454,273
310,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	325,425
140,000	Western Digital Corp., 2.850%, 2/01/2029	113,742
310,000	Western Digital Corp., 4.750%, 2/15/2026	297,431

		12,802,798

	Transportation Services – 0.3%
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	636,003

	Treasuries – 12.0%
2,485,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	1,853,072
7,125,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	6,573,091
15,220,000	U.S. Treasury Notes, 1.500%, 2/29/2024(g)	14,793,721

		23,219,884

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 2.2%
$ 870,000	American Tower Corp., 5.500%, 3/15/2028	$886,993
1,415,000	Crown Castle, Inc., 2.250%, 1/15/2031	1,172,718
50,000	Crown Castle, Inc., 2.500%, 7/15/2031	42,024
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	87,121
230,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	193,741
620,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	565,246
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	274,247
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,050,911

		4,273,001

	Wirelines – 0.1%
55,000	AT&T, Inc., 2.250%, 2/01/2032	44,964
55,000	Verizon Communications, Inc., 2.355%, 3/15/2032	45,122

		90,086

	Total Non-Convertible Bonds (Identified Cost $179,563,457)	163,097,229

Convertible Bonds – 1.2%
	Airlines – 0.1%
210,000	Southwest Airlines Co., 1.250%, 5/01/2025	238,560

	Cable Satellite – 0.3%
965,000	DISH Network Corp., 3.375%, 8/15/2026	496,975
180,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(h)	95,139

		592,114

	Consumer Cyclical Services – 0.1%
45,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.798%, 2/15/2026(h)	34,011
245,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(h)	215,198

		249,209

	Electric – 0.0%
65,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028, 144A	65,240

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – 0.3%
$600,000	Teladoc Health, Inc., 1.250%, 6/01/2027	$462,776

	Pharmaceuticals – 0.4%
150,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	153,897
465,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	484,998
130,000	Livongo Health, Inc., 0.875%, 6/01/2025	115,511

		754,406

	Total Convertible Bonds (Identified Cost $3,178,564)	2,362,305

Municipals – 0.4%
	Virginia – 0.4%
825,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $816,987)	764,660

	Total Bonds and Notes (Identified Cost $183,559,008)	166,224,194

Senior Loans – 0.1%
	Leisure – 0.1%
55,000	Carnival Corp., 2021 Incremental Term Loan B, 10/18/2028(i)	53,642
19,949	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.250%, 8.090%, 10/18/2028(c)(j)	19,457
94,756	Carnival Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.000%, 7.840%, 6/30/2025(c)(j)	93,311

		166,410

	Total Senior Loans (Identified Cost $167,365)	166,410

Collateralized Loan Obligations – 3.8%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD LIBOR + 2.900%, 7.715%, 4/23/2034, 144A(c)	351,725
250,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD LIBOR + 1.700%, 6.508%, 7/20/2034, 144A(c)	242,426
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.650%, 6.458%, 7/20/2031, 144A(c)	584,063
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD LIBOR + 1.550%, 6.345%, 7/18/2030, 144A(c)	241,205
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD LIBOR + 1.700%, 6.492%, 10/15/2034, 144A(c)	239,445
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD LIBOR + 1.650%, 6.458%, 10/20/2034, 144A(c)	261,030
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD LIBOR + 1.650%, 6.442%, 10/15/2034, 144A(c)	242,577
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD LIBOR + 1.400%, 6.192%, 1/15/2031, 144A(c)	439,683

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3 mo. USD LIBOR + 2.850%, 7.658%, 1/20/2034, 144A(c)	$259,833
250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3 mo. USD LIBOR + 1.650%, 6.468%, 10/25/2031, 144A(c)	241,165
250,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD LIBOR + 1.700%, 6.609%, 11/22/2031, 144A(c)	241,692
255,000	Invesco CLO Ltd., Series 2021-1A, Class D,, 3 mo. USD LIBOR + 3.050% 7.842%, 4/15/2034, 144A(c)	236,013
308,956	Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, 3 mo. USD LIBOR + 0.970%, 5.788%, 4/25/2029, 144A(c)	305,665
250,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3 mo. USD LIBOR + 1.600%, 6.395%, 10/18/2031, 144A(c)	244,773
250,000	Magnetite XV Ltd., Series 2015-15A, Class AR, 3 mo. USD SOFR + 1.272%, 5.931%, 7/25/2031, 144A(c)	247,105
530,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 6.608%, 4/15/2035, 144A(c)	504,791
250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%, 6.442%, 7/15/2034, 144A(c)	242,228
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD LIBOR + 1.470%, 6.262%, 4/16/2031, 144A(c)	289,055
304,996	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD LIBOR + 0.970%, 5.768%, 7/19/2030, 144A(c)	302,239
250,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD LIBOR + 1.150%, 5.945%, 10/18/2034, 144A(c)	244,490
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3 mo. USD LIBOR + 1.500%, 6.292%, 10/17/2031, 144A(c)	242,454
128,749	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 3 mo. USD LIBOR + 0.800%, 5.608%, 7/20/2029, 144A(c)	127,258
250,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD LIBOR + 1.650%, 6.458%, 1/20/2034, 144A(c)	240,966
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD LIBOR + 1.400%, 6.208%, 4/20/2034, 144A(c)	342,426
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD LIBOR + 2.900%, 7.708%, 4/20/2034, 144A(c)	292,580
255,000	Voya CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.650%, 6.442%, 10/15/2031, 144A(c)	244,292

	Total Collateralized Loan Obligations (Identified Cost $7,717,741)	7,451,179

Shares
Common Stocks – 0.3%
	Oil, Gas & Consumable Fuels – 0.2%
1,633	Canadian Natural Resources Ltd.	90,387
1,569	Devon Energy Corp.	79,407
1,032	Diamondback Energy, Inc.	139,495
762	EOG Resources, Inc.	87,348
216	Pioneer Natural Resources Co.	44,116

		440,753

	Wireless Telecommunication Services – 0.1%
1,641	T-Mobile U.S., Inc.(e)	237,682

	Total Common Stocks (Identified Cost $690,540)	678,435

Shares	Description	Value (†)
Preferred Stocks – 1.3%
Convertible Preferred Stocks – 1.3%
	Banking – 0.9%
1,095	Bank of America Corp., Series L, 7.250%	$1,278,697
317	Wells Fargo & Co., Class A, Series L, 7.500%	372,871

		1,651,568

	Midstream – 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	568,879

	Wireless – 0.1%
250	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	290,688

	Total Convertible Preferred Stocks (Identified Cost $2,382,327)	2,511,135

	Total Preferred Stocks (Identified Cost $2,382,327)	2,511,135

Principal Amount
Short-Term Investments – 8.8%
$1,941,902	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $1,942,242 on 4/03/2023 collateralized by $2,031,800 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $1,980,767 including accrued interest(k)	1,941,902
1,925,000	U.S. Treasury Bills, 4.462%, 4/04/2023(l)	1,924,755
5,645,000	U.S. Treasury Bills, 4.563%, 4/13/2023(l)	5,637,758
5,715,000	U.S. Treasury Bills, 4.692%-4.695%, 7/13/2023(l)(m)	5,639,998
1,920,000	U.S. Treasury Bills, 4.713%, 5/25/2023(l)	1,907,201

	Total Short-Term Investments (Identified Cost $17,047,288)	17,051,614

	Total Investments – 100.0% (Identified Cost $211,564,269)	194,082,967
	Other assets less liabilities – (0.0)%	(95,148)

	Net Assets – 100.0%	$193,987,819

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2023 is disclosed.

(c)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(d)	Perpetual bond with no specified maturity date.
(e)	Non-income producing security.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)	Position is unsettled. Contract rate was not determined at March 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(m)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $69,455,760 or 35.8% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2023	267	$29,829,438	$30,684,141	$854,703
2 Year U.S. Treasury Note	6/30/2023	50	10,315,572	10,322,656	7,084
30 Year U.S. Treasury Bond	6/21/2023	86	11,140,278	11,279,437	139,159
5 Year U.S. Treasury Note	6/30/2023	23	2,515,249	2,518,680	3,431
Ultra Long U.S. Treasury Bond	6/21/2023	96	13,080,382	13,548,000	467,618

Total					$1,471,995

At March 31, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2023	158$	18,774,816	$19,140,219	$(365,403)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$13,879,750	$189,975	(a)	$14,069,725
ABS Home Equity	—	9,478,265	3,814		9,482,079
ABS Whole Business	—	1,890,163	359,146		2,249,309
All Other Non-Convertible Bonds*	—	137,296,116	—		137,296,116

Total Non-Convertible Bonds	—	162,544,294	552,935		163,097,229

Convertible Bonds*	—	2,362,305	—		2,362,305
Municipals*	—	764,660	—		764,660

Total Bonds and Notes	—	165,671,259	552,935		166,224,194

Senior Loans*	—	166,410	—		166,410
Collateralized Loan Obligations	—	7,451,179	—		7,451,179
Common Stocks*	678,435	—	—		678,435
Preferred Stocks
Convertible Preferred Stocks
Wireless	—	290,688	—		290,688
All Other Convertible Preferred Stocks*	2,220,447	—	—		2,220,447

Total Convertible Preferred Stocks	2,220,447	290,688	—		2,511,135

Total Preferred Stocks	2,220,447	290,688	—		2,511,135

Short-Term Investments	—	17,051,614	—		17,051,614

Total Investments	$2,898,882	$190,631,150	$552,935		$194,082,967

Futures Contracts (unrealized appreciation)	1,471,995	—	—		1,471,995

Total	$4,370,877	$190,631,150	$552,935		$195,554,962

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(365,403)	$—	$—	$(365,403)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or March 31, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2023
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$—	$189,975	$—	$—	$—	$189,975	$—
ABS Home Equity	3,824	—	—	(10)	—	—	—	—	3,814	(10)
ABS Whole Business	—	—	—	4,146	355,000	—	—	—	359,146	4,146

Total	$3,824	$—	$—	$4,136	$544,975	$—	$—	$—	$552,935	$4,136

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The fund may also use futures contracts to gain investment exposure. As of March 31, 2023, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2023:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$1,471,995

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(365,403)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at March 31, 2023 (Unaudited)

Banking	12.2%
Treasuries	12.0
ABS Car Loan	7.3
Technology	6.6
ABS Home Equity	4.9
Finance Companies	3.7
Independent Energy	3.2
Life Insurance	2.7
ABS Other	2.6
Cable Satellite	2.4
Wireless	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.1
Other Investments, less than 2% each	25.4
Short-Term Investments	8.8
Collateralized Loan Obligations	3.8

Total Investments	100.0
Other assets less liabilities (including futures contracts)	(0.0)*

Net Assets	100.0%

*	Less than 0.1%